Classification of Assets Held For Sale (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2012 AirCraft	Apr. 30, 2012 AirCraft	Apr. 30, 2011 AirCraft
Classification of assets held for sale
Book value, beginning of year	$ 79,813	$ 49,799
Number of long lived assets reclassified as held for use	(1)	(3)
Book value, end of period	61,335	79,813
Discontinued operations			14,610
Total assets held for sale	61,335	79,813
Aircraft
Classification of assets held for sale
Book value, beginning of year	79,293	31,782	46,973
Number of Aircraft, beginning of period	18	12	25
Classified as held for sale, net of impairment	(3,168)	82,377	25,044
Number of long lived assets classified as held for sale net of impairment	3	19	10
Sales	(10,208)	(21,147)	(22,692)
Number of long lived assets held for sale sold	(1)	(10)	(18)
Reclassified as held for use	(3,386)	(12,740)	(19,121)
Number of long lived assets reclassified as held for use	(1)	(3)	(5)
Foreign exchange	(1,722)	(979)	1,578
Book value, end of period	60,809	79,293	31,782
Number of Aircraft, end of period	19	18	12
Total assets held for sale	60,809	79,293	31,782
Building
Classification of assets held for sale
Book value, end of period	526	520	3,407
Total assets held for sale	$ 526	$ 520	$ 3,407